July 22, 2021
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Re: Vanguard Whitehall Funds (the “Trust”)
33-64845
Commissioners:
Enclosed is the 90th Post-Effective Amendment to the Trust’s Registration Statement on Form N-1A (the “Amendment”), which we are filing pursuant to Rule 485(a)(1) under the Securities Act of 1933 (the “1933 Act”) . The purpose of this Amendment is to announce that the Vanguard International Dividend Appreciation Index Fund (the “Fund”), a series of the Trust, will begin tracking the S&P Global Ex-U.S. Dividend Growers Index.
Pursuant to the requirements of 485(a)(1) under the 1933 Act, we request that the Amendment becomes effective on September 20, 2021. Prior to the effective date of the Amendment, Vanguard will submit a Rule 485(b) filing that will include: (1) text addressing any of the SEC staff comments and (2) updated financial information for the Fund.
If you have questions or comments concerning the enclosed Amendment, please contact me at 484-618-9535 or laura_bautista@vanguard.com .
Sincerely,
/s/Laura A. Bautista
Laura A. Bautista
Associate Counsel
The Vanguard Group, Inc.
Enclosures
cc: Lisa N. Larkin
U.S. Securities and Exchange Commission